Derivatives (Details) - Schedule of Derivatives	3 Months Ended	12 Months Ended
	Mar. 31, 2024 $ / bbl MBbls	Dec. 31, 2023 $ / bbl MBbls
Q1-Q2 2024 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls		9,000
Weighted average floor price		70
Weighted average ceiling price		9,190
Weighted average sold call		91.9
Q3-Q4 2024 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls	70	9,000
Weighted average floor price	85.5	70
Weighted average ceiling price	85.5	85.5
Weighted average sold call		85.5
Q1-Q2 2023 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls		20,000
Weighted average floor price		63.75
Weighted average ceiling price		97.79
Weighted average sold call		76.06
Q3-Q4 2023 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls		20,000
Weighted average floor price		65
Weighted average ceiling price		100
Weighted average sold call		72.25
Q1-Q4 2024 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls		3,000
Weighted average floor price		71.3
Q1-Q4 2025 [Member]
Schedule of Derivatives [Line Items]
Volume (in Thousands of Barrels (of Oil)) | MBbls		3,000
Weighted average floor price		67.96
Weighted average sold call	5,000